Financial instruments-Risk management and fair value - Summary of key Assumptions used to Determine the Fair Value of Assets Held For Sale (Detail) - Assets Held for Sale $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Information About Key Assumptions Used To Determine The Fair Value Of Assets Held For Sale Explanatory [Line Items]
Value assigned to key assumption	$ 135,542
Sale Price
Disclosure Of Information About Key Assumptions Used To Determine The Fair Value Of Assets Held For Sale Explanatory [Line Items]
Unobservable input	Sales price
Value assigned to key assumption	$ 145,399
Approach to determining key assumption	Average of purchase proposals received
Cost of Disposal
Disclosure Of Information About Key Assumptions Used To Determine The Fair Value Of Assets Held For Sale Explanatory [Line Items]
Unobservable input	Cost of disposal
Value assigned to key assumption	$ (9,857)
Approach to determining key assumption	Estimated based on the Company’s experience with disposal of similar assets.